Share-based compensation (Details) - Schedule of grants awarded Program - Restricted Founder Shares [Member]	3 Months Ended
Mar. 31, 2022 shares
Share-based compensation (Details) - Schedule of grants awarded Program [Line Items]
Awards outstanding at January 1, 2022	132,000
Awards vested	(24,750)
Awards outstanding at March 31, 2022	107,250